PROPERTY AND EQUIPMENT, NET (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation	$ 62,602	$ 10,342	$ 867